Investment Strategy - PlanRock Alternative Growth ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is composed of U.S. and foreign ETFs of any market capitalization, stocks and alternative investments, such as equity index futures, and commodities and currencies, that represent multiple equity market segments of any investing style, market capitalization, country (including emerging markets), or sector. The strategy follows a proprietary, rules-based, alternative equity methodology that selects ETFs, stocks or derivatives, including commodity-linked derivative instruments, with significant underlying security liquidity, asset levels and market representation. The strategy rotates between various segments of the global equity markets and avoids equity market segments that are struggling based on a proprietary methodology of trend following, momentum and market valuations. The Fund increases and decreases its investments in equity and growth markets based on the trend of that particular market. To advance and preserve principal, the Fund takes long positions in market uptrends and short position in market downtrends with equity index futures, interest rate futures, commodity equity securities and currency futures. The Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors but will not concentrate in any one industry or group of industries. The strategy is designed to have low correlation to equity markets with similar or less volatility. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments with favorable growth prospects.